BALANCE SHEET COMPONENTS - Property Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Jan. 02, 2022	Jan. 03, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 566,650	$ 405,641
Less: accumulated depreciation	(180,020)	(158,733)
Property, plant and equipment, net	386,630	246,908
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	171,217	123,453
Land and buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	145,134	137,975
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	83,293	82,091
Solar power systems
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,337	1,382
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	39,815	34,811
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,360	1,303
Construction-in-process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 124,494	$ 24,626